SCHEDULE OF ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Patient service fees	$ 1,279,413	$ 657,717
Histology service fees	193,810	121,301
Medical director fees	3,040	3,103
Other receivables	119,363	29,553	10,489
Total accounts and other receivables, net	$ 1,595,626	$ 811,674	$ 10,489